Description of Organization, Business Operations and Basis of Presentation (Details)											3 Months Ended	12 Months Ended
	May 01, 2024 USD ($) $ / shares	Mar. 25, 2024 USD ($) shares	Mar. 10, 2024 USD ($)	Nov. 08, 2023 USD ($) $ / shares shares	Sep. 29, 2023 USD ($)	Jun. 01, 2023 USD ($) $ / shares shares	Mar. 01, 2023 USD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Nov. 03, 2020 USD ($) $ / shares shares	Aug. 28, 2020 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Apr. 01, 2024 $ / shares	Mar. 24, 2024 USD ($)	Nov. 02, 2023 USD ($)	Nov. 01, 2023 $ / shares	Jun. 02, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares
Description of Organization, Business Operations and Basis of Presentation
Condition for future business combination number of businesses minimum | item											1	1
Deferred underwriting commissions									$ 26,300,000		$ 26,250,000	$ 26,250,000
Share price | $ / shares												$ 10.00
Investment maturity period											185 days	185 days
Interest rate on deposits					4.50%						4.50%
Percentage of business fair market value to net assets held in trust account												80.00%
Minimum voting interest ownership of post-transaction company to effect business combination (as a percent)												50.00%
Minimum net tangible assets upon consummation of business combination												$ 5,000,001
Percentage of shares of stock the company is obligated to redeem without consummating a business combination												100.00%
Threshold trading days to redeem the shares												10 days
Initial redemption price after business combination (in dollar per share) | $ / shares												$ 10.00
Corporate headquarters of dish wireless
Description of Organization, Business Operations and Basis of Presentation
Purchase price			$ 26,750,000
Subscription Agreement | Founder
Description of Organization, Business Operations and Basis of Presentation
Unit price | $ / shares																$ 11.50
Subsequent Events | Corporate headquarters of dish wireless
Description of Organization, Business Operations and Basis of Presentation
Purchase price	$ 26,750,000
Maximum
Description of Organization, Business Operations and Basis of Presentation
Interest to pay dissolution expenses					$ 100,000							$ 100,000
Sponsor
Description of Organization, Business Operations and Basis of Presentation
Exercise price of warrants (in dollars per share) | $ / shares								$ 1.50
Stock redeemed | shares						5,650,122
Agreed advance for each public share that is not redeemed require to complete business combination | $ / shares						$ 0.04		0.02
Agreed advance for each public share that is not redeemed | $ / shares						$ 0.04		$ 0.02
Aggregate monthly extension loans payable								$ 166,968
Maximum aggregate amount of loan							$ 250,000
Waiver lock-up restrictions (in shares) | shares		9,375,000
Sponsor | Notes Payable, Other Payables
Description of Organization, Business Operations and Basis of Presentation
Principal amount							250,000								$ 550,000
Long-term debt borrowed							400,000				$ 900,000
Sponsor | Subsequent Events
Description of Organization, Business Operations and Basis of Presentation
Waiver lock-up restrictions (in shares) | shares		9,375,000
Sponsor | Maximum
Description of Organization, Business Operations and Basis of Presentation
Aggregate monthly extension loans payable						$ 107,930
Maximum loan may be converted into warrants at the option of sponsor								1,500,000
Sponsor | Promissory note
Description of Organization, Business Operations and Basis of Presentation
Stock not redeemed | shares						2,698,262
Advance to trust account											1,168,774
Principal amount								1,168,774									$ 539,652
Current balance of the extension note								1,168,774			539,652	539,652
Sponsor | Promissory Note Second Extension
Description of Organization, Business Operations and Basis of Presentation
Advance to trust account											539,652
Working Capital Loans
Description of Organization, Business Operations and Basis of Presentation
Price of warrants (in dollars per share) | $ / shares										$ 1.50
Amount of loans outstanding												$ 400,000
Second Restated Note
Description of Organization, Business Operations and Basis of Presentation
Principal amount											$ 900,000				400,000
Second Restated Note | Sponsor
Description of Organization, Business Operations and Basis of Presentation
Principal amount		$ 900,000					$ 250,000							$ 550,000	$ 550,000
Second Restated Note | Sponsor | Maximum | Subsequent Events
Description of Organization, Business Operations and Basis of Presentation
Principal amount		$ 900,000												$ 550,000
Founder shares | Subscription Agreement
Description of Organization, Business Operations and Basis of Presentation
Unit price | $ / shares																11.50
Class A common stock
Description of Organization, Business Operations and Basis of Presentation
Exercise price of warrants (in dollars per share) | $ / shares												$ 11.50
Stock redeemed | shares												6,294,164
Amount withdrawn from trust account to pay redeeming holders						$ 57,600,000		$ 669,900,000
Redemption price per share | $ / shares						$ 10.19		$ 10.05
Stock not redeemed | shares											30,000	30,000
Value of shares redeemed												$ 63,919,253
Common stock, par value (in dollars per share) | $ / shares											$ 0.0001	$ 0.0001						$ 0.0001
Class A common stock | Subscription Agreement
Description of Organization, Business Operations and Basis of Presentation
Stock redeemed | shares				607,993
Value of shares redeemed				$ 6,300,000
Common stock, redemption price per share | $ / shares				$ 10.42
Class A common stock | Subsequent Events
Description of Organization, Business Operations and Basis of Presentation
Share price | $ / shares													$ 10.598120
Class A common stock | Subsequent Events | Corporate headquarters of dish wireless
Description of Organization, Business Operations and Basis of Presentation
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Class A common stock | Maximum
Description of Organization, Business Operations and Basis of Presentation
Share price | $ / shares											$ 9.20	$ 9.20
Class A common stock | Sponsor | Promissory note
Description of Organization, Business Operations and Basis of Presentation
Number of share of common stock in each whole warrant | shares								1
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001									$ 0.0001
Class A common stock were redeemed in Extension Redemptions
Description of Organization, Business Operations and Basis of Presentation
Stock redeemed | shares						5,650,122		66,651,616
Class A common stock not subject to possible redemption
Description of Organization, Business Operations and Basis of Presentation
Stock not redeemed | shares								8,348,384				30,000						30,000
Preferred Stock | Subscription Agreement | Founder
Description of Organization, Business Operations and Basis of Presentation
Unit price | $ / shares																11.50
Preferred Stock | Subsequent Events | Subscription Agreement
Description of Organization, Business Operations and Basis of Presentation
Unit price | $ / shares	$ 11.50
Preferred Stock | Subsequent Events | Subscription Agreement | Founder
Description of Organization, Business Operations and Basis of Presentation
Cash proceeds	$ 200,000,000
Preferred Stock | Founder shares | Subscription Agreement
Description of Organization, Business Operations and Basis of Presentation
Unit price | $ / shares																$ 11.50
IPO and Private Placement
Description of Organization, Business Operations and Basis of Presentation
Gross proceeds									$ 750,000,000.0
Share price | $ / shares									$ 10.00
IPO
Description of Organization, Business Operations and Basis of Presentation
Number of units issued | shares									75,000,000
Unit price | $ / shares									$ 10.00
Gross proceeds									$ 750,000,000.0
Deferred offering costs paid									42,300,000
Deferred underwriting commissions									$ 26,300,000
Private Placement
Description of Organization, Business Operations and Basis of Presentation
Number of shares issuable per warrant (in shares) | shares									11,333,333
Number of share of common stock in each whole warrant | shares									1
Price of warrants (in dollars per share) | $ / shares									$ 1.50
Proceeds from issuance of warrants									$ 17,000,000.0
Private Placement | Sponsor
Description of Organization, Business Operations and Basis of Presentation
Exercise price of warrants (in dollars per share) | $ / shares						$ 1.50
Private Placement | Sponsor | Maximum
Description of Organization, Business Operations and Basis of Presentation
Maximum loan may be converted into warrants at the option of sponsor						$ 300,000
Private Placement | Class A common stock
Description of Organization, Business Operations and Basis of Presentation
Number of share of common stock in each whole warrant | shares									1	1	1	1
Exercise price of warrants (in dollars per share) | $ / shares									$ 11.50		$ 11.50
Price of warrants (in dollars per share) | $ / shares										$ 1.50
Proceeds from issuance of warrants										$ 17,000,000.0
Share price | $ / shares									$ 11.50